Payables and accruals (Details) - CHF (SFr)		3 Months Ended	12 Months Ended
	Dec. 16, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Payables and accruals
Trade payables			SFr 1,276,546	SFr 1,787,287
Social security and other taxes			120,875	203,288
Accrued expenses			1,598,583	1,856,570
Total payables and accruals			SFr 2,996,004	SFr 3,847,145
Maturity period of payables			3 months
Increase (decrease) in payables and accruals			SFr (900,000)
Capital increase costs of offering executed in prior period	SFr (400,000)
Dipraglurant clinical development activities		SFr (300,000)